STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
Expenses
Total expenses					$ 5,247,514		$ 950,631
Other income(expense)
Net loss for the year					$ 5,260,632		$ 1,020,057
Oregon Energy LLC
Expenses
Exploration and evaluation expenses	$ 37,007	$ 6,572	$ 86,575	$ 48,365		$ 201,932		$ 734,803
General and administration costs	8,211	8,971	16,348	17,640		35,408		38,969
Total expenses	45,218	15,543	102,923	66,005		237,340		773,772
Other income(expense)
Other income	(27,775)		(117,869)			(83,557)
Net loss for the year	$ 17,443	$ 15,543	$ (14,946)	$ 66,005		$ 153,783		$ 773,772